THE BANC STOCK GROUP FUND
                             SCHEDULE OF INVESTMENTS
                           AUGUST 31, 2001 (UNAUDITED)

BANK COMMON STOCKS - 77.8%

California - 53.8%
    19,842    American River Holdings                             $     357,156
     7,000    Countrywide Credit Industries, Inc.                       291,970
     9,000    First Banks America, Inc. #                               243,000
    10,000    First Republic Bank #                                     229,900
    16,675    ITLA Capital Corp. #                                      301,818
    42,673    MCB Financial Corp.                                       625,159
    23,423    Northern Empire Bancshares #                              522,333
    13,000    Pacific Capital Bancorp                                   389,350
    30,360    Pacific Union Bank #                                      350,658
    45,262    Quaker City Bancorp, Inc. #                             1,317,124
    13,613    SJNB Financial Corp.                                      639,811
    40,137    VIB Corp. #                                               431,473
--------------------------------------------------------------------------------
                                                                      5,699,752
--------------------------------------------------------------------------------

Illinois - 3.5%
    11,600    Wintrust Financial Corp.                                  365,400

Massachusetts - 20.2%
    17,050    Capital Crossing Bank #                                   331,622
    22,200    CCBT Financial Companies, Inc.                            610,500
    25,300    First Essex Bancorp, Inc.                                 645,150
    15,000    FleetBoston Financial Corp.                               553,500
--------------------------------------------------------------------------------
                                                                      2,140,772
--------------------------------------------------------------------------------

Maine - 0.5%
     2,500    First National Lincoln Corp.                               51,250

Michigan - 5.5%
    20,200    Independent Bank Corp.                                    580,548

Missouri - 3.7%
    25,000    Southside Bancshares Corp.                                392,250

North Carolina - 2.9%
     5,000    Bank of America Corp.                                     308,050

New Mexico - 3.2%
    18,200    First State Bancorporation                                342,160

Ohio - 2.8%
    10,000    Charter One Financial, Inc.                         $     292,300

Oregon - 3.9%
    35,794    Centennial Bancorp                                        291,721
    13,400    Columbia Bancorp                                          123,950
--------------------------------------------------------------------------------
                                                                        415,671
--------------------------------------------------------------------------------
Total Common Bank Stocks (Cost $7,953,705)                           10,588,153
--------------------------------------------------------------------------------

REGISTERED INVESTMENT COMPANIES - 8.8%

   601,389    Flex-funds Money Market Fund                              601,389
   601,549    Vanguard Money Market Fund                                601,549
--------------------------------------------------------------------------------
Total Registered Investment Companies (Cost $1,202,938)               1,202,938
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT - 18.0%

 2,450,000    Firstar Trust Co., 3.00%, 09/04/01                      2,450,000
                (Collateralized by $2,429,000
                Freddie Mac-Series #2072, 6.25%,
                07/15/24, market value -$2,500,099)
--------------------------------------------------------------------------------
Total Repurchase Agreements (Cost $2,450,000)                         2,450,000
--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 104.6% (Cost $11,606,643)                        14,241,091
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS - 4.6%                            628,909
--------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                         $  13,612,182
--------------------------------------------------------------------------------

State   percentages   indicated  are  based  on  total  bank  common  stocks  of
$10,588,153. #Represents non-income producing securities. See accompanying notes to financial statements.

                            THE BANC STOCK GROUP FUND
                        STATEMENT OF ASSETS & LIABILITIES
                           AUGUST 31, 2001 (UNAUDITED)

                                                                        BANC STOCK
                                                                        GROUP FUND
ASSETS
Investments in securities, at value (cost $11,606,643)                 $ 14,241,091
Receivable for fund shares issued                                             2,369
Receivable from dividends and interest                                       11,351
------------------------------------------------------------------------------------
Total Assets                                                             14,254,811
------------------------------------------------------------------------------------

LIABILITIES
Payable for securities purchased                                            432,700
Payable for fund shares redeemed                                            184,759
Payable for dealer/underwriter commission                                       654
Payable to investment adviser                                                13,274
Accrued distribution fees - Class A                                           5,128
Accrued distribution and service fees - Class C                                 413
Accrued administration fees                                                   5,701
------------------------------------------------------------------------------------
Total Liabilities                                                           642,629
------------------------------------------------------------------------------------

COMPONENTS OF NET ASSETS
Capital                                                                  12,015,031
Undistributed net investment income (loss)                                  (13,721)
Undistributed net realized gain (loss) from investment transactions      (1,023,576)
Unrealized appreciation (depreciation) of investments                     2,634,448
------------------------------------------------------------------------------------
Total Net Assets                                                       $ 13,612,182
------------------------------------------------------------------------------------

NET ASSETS
Class A                                                                $ 13,436,280
Class C                                                                     175,902
------------------------------------------------------------------------------------
Total                                                                  $ 13,612,182
------------------------------------------------------------------------------------

OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES)
Class A                                                                     951,027
Class C                                                                      12,603
------------------------------------------------------------------------------------
Total                                                                       963,630
------------------------------------------------------------------------------------

NET ASSET VALUE - REDEMPTION PRICE PER SHARE
Class A                                                                $      14.13
Class C*                                                               $      13.96

MAXIMUM SALES CHARGE - CLASS A                                                 5.75%

MAXIMUM OFFERING PRICE PER SHARE - CLASS A                             $      14.99
(net asset value - Class A/(100% - maximum sales charge))

*    Redemption price per shares varies based upon holding period.

See accompanying notes to financial statements.

                            THE BANC STOCK GROUP FUND
                            STATEMENTS OF OPERATIONS
                            For the six months ended
                           August 31, 2001 (Unaudited)

                                                                        BANC STOCK
                                                                        GROUP FUND
INVESTMENT INCOME
Dividends                                                              $     64,872
Interest                                                                     38,166
------------------------------------------------------------------------------------
Total Investment Income                                                     103,038
------------------------------------------------------------------------------------

FUND EXPENSES
Investment management                                                        67,052
Administration fees                                                          32,322
Distribution fees - Class A                                                  16,556
Distribution and service fees - Class C                                         829
Trustee fees                                                                  1,333
------------------------------------------------------------------------------------
Total Fund Expenses                                                         118,092
------------------------------------------------------------------------------------
Trustee fees reimbursed by investment adviser                                (1,333)
------------------------------------------------------------------------------------
Net Fund Expenses                                                           116,759
------------------------------------------------------------------------------------
Net Investment Income (Loss)                                                (13,721)
------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
Net realized gains (losses) from investment transactions                  1,630,278
Change in unrealized appreciation/depreciation from investments             693,289
------------------------------------------------------------------------------------
Net Realized and Unrealized Gains (Losses) from Investments               2,323,567
------------------------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                         $  2,309,846
------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                            THE BANC STOCK GROUP FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                   For the Six        For the
                                                                   Months Ended      Year Ended
                                                                    August 31,      February 28,
                                                                       2001             2001
                                                                    (unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)                                       ($    13,721)    ($    24,135)
Net realized gains (losses) from investment transactions              1,630,278       (2,073,403)
Change in unrealized appreciation/depreciation from investments         693,289        4,312,809
-------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations                 2,309,846        2,215,271
-------------------------------------------------------------------------------------------------

CAPITAL TRANSACTIONS*
Issued                                                                3,200,902        4,060,066
Redeemed                                                             (3,798,968)      (3,857,412)
-------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Capital Transactions        (598,066)         202,654
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                               1,711,780        2,417,925
-------------------------------------------------------------------------------------------------

NET ASSETS - BEGINNING OF PERIOD                                     11,900,402        9,482,477

-------------------------------------------------------------------------------------------------
NET ASSETS - END OF PERIOD                                         $ 13,612,182     $ 11,900,402
-------------------------------------------------------------------------------------------------

*SHARE TRANSACTIONS
Issued                                                                  243,992          393,697
Redeemed                                                               (284,689)        (398,304)
-------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Share Transactions                           (40,697)          (4,607)
-------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                            THE BANC STOCK GROUP FUND
                              FINANCIAL HIGHLIGHTS
                  For a share outstanding throughout the period

BANC STOCK GROUP FUND                Class A     Class C     Class A     Class C     Class A     Class C     Class A     Class A
                                  Six Months  Six Months        Year        Year        Year     6/3/99*        Year     8/1/97*
                                       Ended       Ended       Ended       Ended       Ended     through       Ended     through
                                     8/31/01     8/31/01     2/28/01     2/28/01     2/29/00     2/29/00     2/28/99     2/28/98
                                 (unaudited) (unaudited)
NET ASSET VALUE -
BEGINNING OF PERIOD                  $ 11.85     $ 11.72     $  9.40     $  9.34     $ 10.72     $ 11.23     $ 12.75     $ 10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)           (0.01)      (0.06)      (0.02)      (0.07)      (0.06)      (0.05)      (0.15)      (0.07)
Net realized and
unrealized gain (loss)                  2.29        2.30        2.47        2.45       (1.19)      (1.77)      (1.22)       2.82
--------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations        2.28        2.24        2.45        2.38       (1.25)      (1.82)      (1.37)       2.75
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
From net realized gains                 0.00        0.00        0.00        0.00       (0.07)      (0.07)      (0.66)       0.00
--------------------------------------------------------------------------------------------------------------------------------
Total Distributions                     0.00        0.00        0.00        0.00       (0.07)      (0.07)      (0.66)       0.00
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE - END OF PERIOD      $ 14.13     $ 13.96     $ 11.85     $ 11.72     $  9.40     $  9.34     $ 10.72     $ 12.75
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (EXCLUDES SALES AND
REDEMPTION CHARGES AND ASSUMES
REINVESTMENT OF DISTRIBUTIONS) (1)     19.24%      19.11%      26.06%      25.48%     (11.75%)    (16.29%)    (10.79%)     27.50%

RATIOS/SUPPLEMENTAL DATA
NET ASSETS -
  end of period ($000)               $13,436     $   176     $11,772     $   129     $ 9,411     $    71     $15,716     $13,702
Ratio of expenses to
  average net assets (2)                1.73%       2.48%       1.81%       2.56%       2.17%       2.74%       2.50%       2.50%
Ratio of net investment income
  (loss) to average net assets (2)     (0.19%)     (0.91%)     (0.25%)     (0.97%)     (0.40%)     (0.82%)     (1.27%)     (1.07%)
Ratio of expenses to average
  net assets before
  reimbursement of fees (2)             1.75%       2.50%       1.88%       2.63%       2.26%       2.84%       2.50%       2.50%
Portfolio turnover rate (1)            30.17%      30.17%     142.26%     142.26%     119.13%     119.13%      54.07%      26.65%

(1)  Not annualized for periods of less than one full year.
(2)  Annualized for periods of less than one full year.
*    Commencement of operations.

See accompanying notes to financial statements.

                            THE BANC STOCK GROUP FUND
                          NOTES TO FINANCIAL STATEMENTS
                          AUGUST 31, 2001 (UNAUDITED)

ORGANIZATION

The Banc Stock Group Fund (the "Fund") was organized as a series of the Diamond Hill Funds (formerly The BSG Funds) (the "Trust"). The Fund is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund's investment objective is to provide shareholders with long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity securities of community banks, lending institutions, and financial services companies believed by the Adviser to offer superior prospects for long-term growth. The Fund offers two classes of shares (Class A and Class C). The Class A shares are subject to initial sales charges imposed at the time of purchase and certain redemptions of Class C shares made within two years of purchase are subject to contingent deferred sales charges, in accordance with the Fund's prospectus. Each class of shares for the Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Security valuation - Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its highest bid price on such exchanges, or at the highest bid price in the over-the-counter market except when, in the investment adviser's opinion, the highest bid price does not accurately reflect the current value of the security. Securities for which market quotations are not readily available, or when the investment adviser determines the highest bid price does not accurately reflect the current value, or when restricted securities are being valued, are valued as determined in good faith by the investment adviser, subject to review by the Board of Trustees (the "Board") of the Trust.

Fixed-income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by an independent pricing service which uses prices based upon yields or prices of comparable securities, indications as to values from dealers, and general market conditions, when the investment adviser believes such prices accurately reflect the fair market value of the security.

Short-term investments in fixed-income securities with maturities of less than sixty days when acquired, or which subsequently are within sixty days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Federal income taxes - The Fund's policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and any net realized capital gain to its shareholders. Therefore, no federal income tax provision is required.

Distributions to shareholders - The Fund will declare and pay, if any, all net investment income, net long-term and net short-term capital gains on an annual basis. Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. Those differences are primarily due to differing treatments for net operating losses and deferral of wash sale losses. GAAP requires that permanent financial reporting tax differences relating to shareholder distributions be reclassified as short-term capital gains.

Other - The Fund records security transactions based on a trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities.

CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue an unlimited number of shares without par value. Transactions in capital shares were as follows for the year ended February 28, 2001, and six months ended August 31, 2001:

                                  Shares                        Amount
                        February 28,  August 31,     February 28,     August 31,
                                2001        2001            2001           2001
CLASS A
--------------------------------------------------------------------------------
Issued                       389,767     240,620     $ 4,015,261    $ 3,161,446
--------------------------------------------------------------------------------
Reinvested                        --          --              --             --
--------------------------------------------------------------------------------
Redeemed                    (397,725)   (282,954)     (3,852,004)    (3,778,371)
--------------------------------------------------------------------------------
Net Increase (Decrease)       (7,958)    (42,334)        163,257       (616,925)
--------------------------------------------------------------------------------
CLASS C
--------------------------------------------------------------------------------
Issued                         3,930       3,372          44,805         39,456
--------------------------------------------------------------------------------
Reinvested                        --          --              --             --
--------------------------------------------------------------------------------
Redeemed                        (579)     (1,735)         (5,408)       (20,597)
--------------------------------------------------------------------------------
Net Increase (Decrease)        3,351       1,637          39,397         18,859
--------------------------------------------------------------------------------

INVESTMENT TRANSACTIONS

For the six months ended August 31, 2001, purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) were $3,352,029 and $6,336,786, respectively.

The U.S. Federal income tax basis of the Fund's investments at February 28, 2001, was $11,612,073, and net unrealized appreciation for U.S. Federal income tax purposes was $2,629,018 (gross unrealized appreciation $2,703,598; gross unrealized depreciation $74,580).

INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund receives investment management and advisory services from Banc Stock Financial Services, Inc. (the "Adviser"). Prior to November 30, 2000, Diamond Hill Capital Management, Inc. (the "Former Adviser"), an affiliate of the Adviser, served as the Fund's investment adviser.

Prior to July 1, 2000 the Former Adviser was paid at an annual rate of 1.70% of the Fund's average daily net assets. Under the terms of its management agreement with the Fund, the Former Adviser provided both investment management services and certain administrative services, including paying most of the operating expenses of the Fund. Prior to November 30, 2000, the Former Adviser, through an agreement to reduce its management fee, was paid at an annual rate of 1.50% of the Fund's average daily net assets.

Effective November 30, 2000, the Fund's shareholders approved a management agreement with the Adviser whereby the Adviser is paid an annual management fee of 1.00% of the Fund's average daily net assets. After the initial two years, this advisory agreement is subject to an annual approval by the Board of the Fund. In addition, the Fund has entered into an administration agreement with the Adviser whereby the Adviser has agreed to provide the same administrative services that the Former Adviser provided under the terms of its management agreement. Pursuant to the administration agreement, the Adviser is paid a fee at an annual rate of 0.45% of the Fund's average daily net assets. Prior to July 2, 2001, the Adviser was paid at an annual rate of 0.50% of the Fund's average daily net assets. These administration fees are used to pay most of the Fund's operating expenses except distribution, shareholder servicing, brokerage, taxes, interest, fees and expenses of non-interested trustees and extraordinary expenses. The Adviser has made an irrevocable commitment to reimburse the Fund's trustee expenses through June 30, 2003. During the six months ended August 31, 2001, the Adviser reimbursed $1,333 of trustee expenses on behalf of the Fund. For this same time period, the Adviser paid all fees and expenses relating to non-interested person trustees, and will not seek reimbursement from the Fund.

The Adviser received $16,883, during the six months ended August 31, 2001, from brokerage fees on executions of purchases and sales of the Fund's portfolio investments.

Pursuant to Rule 12b-1 of the Act, the Fund has entered into distribution plans (the "Plans") with Diamond Hill Securities, Inc. (formerly Banc Stock Financial Services, Inc.) (the "Distributor"). Under the Plans,

Class A shares pay quarterly a distribution fee at an annual rate of 0.25% of Class A average daily net assets. Class C shares pay quarterly a distribution and shareholder servicing fee at annual rates of 0.75% and 0.25%, respectively, of Class C average daily net assets. These fees, which totaled $5,050 for the six months ended August 31, 2001, compensate the Distributor for the services it provides and for expenses borne by the Distributor under the Plans.

For the six months ended August 31, 2001, the Distributor received $6,415 in sales commissions from the sales of Class A shares. The Distributor also received $247 of contingent deferred sales charges relating to redemptions of Class C shares.

The Fund has an agreement with Mutual Funds Service Co. (the "Administrator") to provide transfer agent, fund accounting and administrative services. The services to be provided under the agreement include day-to-day administration of matters related to the corporate existence of the Fund (other than rendering investment advice), maintenance of records, preparation of reports, supervision of the Fund arrangement with the custodian and assistance in the preparation of the Fund's registration statement under federal and state laws.

FEDERAL TAX INFORMATION

At February 28, 2001, the Fund had unused capital loss carryforwards of $2,646,010 available to offset future gains, if any, for U.S. Federal income tax purposes. The capital loss carryforward expires in 2009.

                             DIAMOND HILL FOCUS FUND
                             SCHEDULE OF INVESTMENTS
                           AUGUST 31, 2001 (UNAUDITED)

Common Stocks - 99.4%
Airlines - 4.5%
    65,000    Mesaba Holdings, Inc.                                $    591,500
Banks - 4.8%
    26,400    US Bancorp                                                639,936
Capacitators - 2.2%
    16,300    Kemet Corp. #                                             296,497
Commercial Services - 10.1%
    30,800    CPI Corp.                                                 582,120
    29,000    Viad Corp.                                                757,190
--------------------------------------------------------------------------------
                                                                      1,339,310
--------------------------------------------------------------------------------
Computer & Peripherals - 3.2%
    48,000    Silicon Storage Technology #                              419,040
Computer Software & Services - 7.4%
    63,000    Gartner, Inc. #                                           617,400
    15,400    SunGard Data Systems, Inc. #                              364,210
--------------------------------------------------------------------------------
                                                                        981,610
--------------------------------------------------------------------------------
Computer Systems - 3.4%
    31,200    Maxwell Technologies, Inc. #                              450,840
Consumer Non-Durables - 3.4%
    11,300    Sealed Air Corp.                                          454,034
Diversified Manufacturing - 8.0%
    23,975    Pittston Brink's Group                                    528,889
    21,300    Trinity Industries                                        531,222
--------------------------------------------------------------------------------
                                                                      1,060,111
--------------------------------------------------------------------------------
Drug - 2.4%
     8,400    Schering-Plough Corp.                                     320,628
Finance - 4.6%
    16,450    FleetBoston Financial Corp.                          $    607,005
Financial Services - 4.5%
    14,400    Countrywide Credit Industries, Inc.                       600,624
Food--Diversified - 0.8%
     4,700    Sara Lee Corp.                                            103,259
Industrial Services - 3.1%
    17,700    Kaydon Corp.                                              416,835
Manufacturing - 5.9%
    19,800    The Black & Decker Corp.                                  778,932
Marketing Services - 4.4%
    32,000    Valuevision International, Inc.                           579,840
Medical Services - 2.6%
    35,900    America Service Group, Inc.                               344,640
Medical--HMO - 5.1%
    45,900    PacifiCare Health Systems, Inc. #                         674,730
Metal Fabricating - 3.7%
    17,500    Cognex Corp. #                                            484,400
Multimedia - 5.2%
    38,000    Belo Corp.                                                693,120
Telecommunications - 2.5%
     7,150    Cablevision Systems                                       334,048
Toys - 3.8%
    20,950    Toys "R" Us, Inc. #                                       501,333
Travel Services - 3.8%
    65,000    Resortquest International, Inc.                      $    507,000
--------------------------------------------------------------------------------
Total Common Stocks (Cost $12,926,542)                               13,179,272
--------------------------------------------------------------------------------
Registered Investment Companies - 0.3%
    42,230    Flex-funds Money Market Fund                               42,230
--------------------------------------------------------------------------------
Total Registered Investment Companies (Cost $42,230)                     42,230
--------------------------------------------------------------------------------
Treasury Obligations - 0.0%
     5,635    Firstar Bank Treasury                                       5,635
--------------------------------------------------------------------------------
Total Treasury Obligations (Cost $5,635)                                  5,635
--------------------------------------------------------------------------------
Total Investments - 99.8% (Cost $12,974,407)                         13,227,137
--------------------------------------------------------------------------------
Assets in Excess of Other Liabilities - 0.2%                             31,042
--------------------------------------------------------------------------------
Total Net Assets - 100.0%                                          $ 13,258,179
--------------------------------------------------------------------------------

#    Represents non-income producing securities.

See accompanying notes to financial statements.

                           DIAMOND HILL SMALL CAP FUND
                             SCHEDULE OF INVESTMENTS
                           AUGUST 31, 2001 (UNAUDITED)

Common Stocks - 87.8%
Airlines - 2.9%
    10,800    Mesaba Holdings, Inc.                                $     98,280
Capacitators - 2.0%
     3,700    Kemet Corp. #                                              67,303
Chemical-- Specialty - 3.7%
     6,575    Crompton Corp.                                             60,030
     1,475    Minerals Technologies, Inc.                                64,443
--------------------------------------------------------------------------------
                                                                        124,473
--------------------------------------------------------------------------------
Commercial Services - 7.4%
     5,300    CPI Corp.                                                 100,170
     2,100    Deluxe Corp.                                               68,985
     3,025    Viad Corp.                                                 78,983
--------------------------------------------------------------------------------
                                                                        248,138
--------------------------------------------------------------------------------
Computer & Peripherals - 1.8%
     6,700    Silicon Storage Technology, Inc. #                         58,491
Computer Software & Services - 4.2%
     1,525    Ceridian Corp #                                            29,661
     9,500    Gartner, Inc. #                                            93,100
       934    Roxio, Inc.                                                16,952
--------------------------------------------------------------------------------
                                                                        139,713
--------------------------------------------------------------------------------
Computer Systems - 2.7%
     6,300    Maxwell Technologies, Inc. #                               91,035
Consumer Non-Durables - 2.3%
     1,900    Sealed Air Corp.                                           76,342
Diversified Manufacturing - 6.4%
     2,200    Lancaster Colony Corp.                                     71,500
     2,850    Pittston Brink's Group                                     62,871
     3,200    Trinity Industries, Inc.                                   79,808
--------------------------------------------------------------------------------
                                                                        214,179
--------------------------------------------------------------------------------
Electronic Component-- Miscellaneous - 1.8%
     2,900    AVX Corp.                                            $     61,335
Financial Services - 3.7%
     3,150    H&R Block, Inc.                                           122,692
Furniture/Home Furnishings - 1.6%
    12,500    Value City Department Stores, Inc. #                       52,250
Industrial Services - 2.3%
     3,300    Kaydon Corp.                                               77,715
Insurance-- Property/Casualty - 1.8%
    14,650    Danielson Holding Corp. #                                  60,065
Manufacturing - 3.1%
     2,600    The Black & Decker Corp.                                  102,284
Marketing Services - 3.3%
     6,100    Valuevision International, Inc.                           110,532
Medical Services - 4.2%
    14,500    America Service Group, Inc.                               139,200
Medical--HMO - 3.4%
     7,625    PacifiCare Health Systems, Inc. #                         112,087
Metal Fabricating - 2.1%
     2,500    Cognex Corp. #                                             69,200
Multimedia - 2.2%
     4,000    Belo Corp.                                                 72,960
Networking Products - 1.8%
     5,675    Adaptec, Inc. #                                            59,304
Oil/Gas (Domestic) - 4.7%
     5,800    Key Production Co., Inc.                             $     83,810
     1,800    Valero Energy Corp.                                        73,494
--------------------------------------------------------------------------------
                                                                        157,304
--------------------------------------------------------------------------------
Pharmacy Services - 1.9%
     7,000    Unit Corp.                                                 64,190
Printing - Commercial - 2.5%
     3,900    Consolidated Graphics, Inc. #                              82,095
Rental - Auto Equipment - 2.1%
     3,000    United Rentals, Inc. #                                     69,390
Research & Development - 1.7%
     3,900    Parexel International Corp. #                              55,575
S&L/Thrifts - Western US - 2.6%
     3,000    Quaker City Bancorp, Inc.                                  87,300
Television - 1.5%
     2,200    Young Broadcasting, Inc.                                   50,050
Toys - 3.2%
     4,475    Toys "R" Us, Inc. #                                       107,087
Travel Services - 2.8%
    12,200    ResortQuest International, Inc. #                          95,160
Trucking/Transportation Leasing - 0.1%
       400    Old Dominion Freight Line                                   4,788
--------------------------------------------------------------------------------
Total Common Stocks (Cost $2,819,829)                                 2,930,517
--------------------------------------------------------------------------------
Registered Investment Companies - 4.1%
   138,097    Flex-funds Money Market Fund                         $    138,097
--------------------------------------------------------------------------------
Total Registered Investment Companies (Cost $138,097)                   138,097
--------------------------------------------------------------------------------
Repurchase Agreements - 3.4%
   115,000    Firstar Trust Co., 3.00%, 09/04/01
              (Collateralized by $115,000 Freddie
              Mac-Series #2072, 6.25%, 07/15/24,
              market value - $118,366)                                  115,000
--------------------------------------------------------------------------------
Total Repurchase Agreements (Cost $115,000)                             115,000
--------------------------------------------------------------------------------
Treasury Obligations - 3.8%
   125,418    Firstar Bank Treasury                                     125,418
--------------------------------------------------------------------------------
Total Treasury Obligations (Cost $125,418)                              125,418
--------------------------------------------------------------------------------
Total Investments - 99.1% (Cost $3,198,344)                           3,309,032
--------------------------------------------------------------------------------
Assets in Excess of Other Liabilities - 0.9%                             30,084
--------------------------------------------------------------------------------
Total Net Assets - 100.0%                                          $  3,339,116
--------------------------------------------------------------------------------

#    Represents non-income producing securities.

See accompanying notes to financial statements.

                           DIAMOND HILL LARGE CAP FUND
                             SCHEDULE OF INVESTMENTS
                           AUGUST 31, 2001 (UNAUDITED)

Common Stocks - 91.4%
Aerospace/Defense - 1.3%
       100    Textron, Inc.                                        $      5,244
Banks - 3.1%
       500    US Bancorp                                                 12,120
Capital Goods - 2.0%
       200    Ingersol-Rand Co.                                           8,508
Chemical (Diversified) - 7.2%
       200    Praxair, Inc.                                               9,422
       300    Rohm & Haas Co.                                            10,773
       600    Solutia, Inc.                                               8,286
--------------------------------------------------------------------------------
                                                                         28,481
--------------------------------------------------------------------------------
Chemical (Specialty) - 1.6%
       700    Crompton Corp.                                              6,391
Commercial Services - 2.6%
       400    Viad Corp.                                                 10,444
Computer Software & Services - 2.4%
       400    SunGard Data Sytems, Inc.                                   9,460
Consumer Non-Durable - 3.1%
       300    Sealed Air Corp.                                           12,054
Diversified Manufacturing - 3.1%
       500    Trinity Industries, Inc.                                   12,470
Drug - 4.3%
       100    Bristol Myers Squibb Co.                                    5,626
       300    Schering-Plough Corp.                                      11,451
--------------------------------------------------------------------------------
                                                                         17,077
--------------------------------------------------------------------------------
Electric-Integrated - 2.4%
       200    Texas Utilities Co.                                         9,496
Finance - 4.7%
       150    Bank of America Corp.                                $      9,242
       250    FleetBoston Financial Corp.                                 9,225
--------------------------------------------------------------------------------
                                                                         18,467
--------------------------------------------------------------------------------
Financial Services - 2.1%
       200    Countrywide Credit Industries, Inc.                         8,342
Food-Diversified - 4.5%
       200    General Mills, Inc.                                         8,868
       400    Sara Lee Corp.                                              8,788
--------------------------------------------------------------------------------
                                                                         17,656
--------------------------------------------------------------------------------
Forest Products - 1.4%
       100    Weyerhaeuser Co.                                            5,680
Industrial Services - 2.1%
       350    Kaydon Corp.                                                8,242
Insurance - 5.7%
       200    Allstate Corp.                                              6,790
       150    Chubb Corp.                                                10,125
       200    Unumprovident Corp.                                         5,614
--------------------------------------------------------------------------------
                                                                         22,529
--------------------------------------------------------------------------------
Manufacturing - 3.0%
       300    The Black & Decker Corp.                                   11,802
Medical - HMO - 3.1%
       800    PacifiCare Health Systems, Inc. #                          11,760
        10    Zimmer Holdings, Inc.                                         271
--------------------------------------------------------------------------------
                                                                         12,031
--------------------------------------------------------------------------------
Multimedia - 1.8%
       400    Belo Corp.                                                  7,296
Networking Products - 1.8%
       700    Adaptec, Inc. #                                             7,315
Oil/Gas - 7.5%
       200    Anadarko Petroleum Corp.                             $     10,364
       150    Chevron Corp.                                              13,617
       100    Phillips Petroleum Co.                                      5,790
--------------------------------------------------------------------------------
                                                                         29,771
--------------------------------------------------------------------------------
Photographic Equipment & Supplies - 2.3%
       200    Eastman Kodak Co.                                           8,952
Retail Grocery - 3.4%
       500    Kroger Co.                                                 13,310
Retail Store - 1.5%
       400    Staples, Inc.                                               6,020
Rubber/Plastics - 1.7%
       300    Newell Rubbermaid, Inc                                      6,897
Telecommunications - 5.4%
       250    Cablevision Systems                                        11,680
       600    Nortel Networks Corp.                                       3,762
       500    Worldcom, Inc. - Worldcom Group                             6,430
--------------------------------------------------------------------------------
                                                                         21,872
--------------------------------------------------------------------------------
Toys - 3.6%
       600    Toys "R" Us, Inc. #                                        14,358
Transportation - 2.7%
       250    Fedex Corp.                                                10,510
--------------------------------------------------------------------------------
Total Common Stocks (Cost $368,980)                                     362,397
--------------------------------------------------------------------------------
Registered Investment Companies - 4.4%
    17,338    Flex-funds Money Market Fund                               17,338
--------------------------------------------------------------------------------
Total Registered Investment Companies (Cost $17,338)                     17,338
--------------------------------------------------------------------------------
Treasury Obligations - 4.2%
    16,594    Firstar Bank Treasury                                $     16,594
--------------------------------------------------------------------------------
Total Treasury Obligations (Cost $16,594)                                16,594
--------------------------------------------------------------------------------
Total Investments - 100.0% (Cost $402,912)                              396,329
--------------------------------------------------------------------------------
Assets in Excess of Other Liabilities - 0.0%                                151
--------------------------------------------------------------------------------
Total Net Assets - 100.0%                                          $    396,480
--------------------------------------------------------------------------------

#    Represents non-income producing securities.

See accompanying notes to financial statements.

                               DIAMOND HILL FUNDS
                       STATEMENTS OF ASSETS & LIABILITIES
                          AUGUST 31, 2001 (UNAUDITED)

                                                                  FOCUS          SMALL CAP        LARGE CAP
                                                                   FUND             FUND             FUND
ASSETS
Investments in securities, at value
(cost $12,974,407, $3,198,344, and $402,912, respectively)     $ 13,227,137     $  3,309,032     $    396,329
Receivable for securities sold                                       59,428               --               --
Receivable for fund shares issued                                    26,171           33,718               --
Receivable from dividends and interest                               10,600            2,207              731
-------------------------------------------------------------------------------------------------------------
Total Assets                                                     13,323,336        3,344,957          397,060
-------------------------------------------------------------------------------------------------------------

LIABILITIES
Payable for fund shares redeemed                                     38,763               --               --
Payable for dealer/underwriter commission                                77              163               --
Payable to investment adviser                                        11,748            2,532              260
Accrued distribution fees - Class A                                   5,640            1,177              175
Accrued distribution and service fees - Class C                       3,056              545               --
Accrued administration fees                                           5,873            1,424              145
-------------------------------------------------------------------------------------------------------------
Total Liabilities                                                    65,157            5,841              580
-------------------------------------------------------------------------------------------------------------

COMPONENTS OF NET ASSETS
Capital                                                          12,138,791        3,081,173          401,500
Undistributed net investment
 income (distributions in excess of net investment loss)            (39,437)          (1,354)             207
Undistributed net realized gain from investment transactions        906,095          148,609            1,356
Unrealized appreciation (depreciation) of investments               252,730          110,688           (6,583)
-------------------------------------------------------------------------------------------------------------
Total Net Assets                                               $ 13,258,179     $  3,339,116     $    396,480
-------------------------------------------------------------------------------------------------------------

NET ASSETS
Class A                                                        $ 11,280,370     $  2,885,372     $    396,480
Class C                                                           1,977,809          453,744              N/A
-------------------------------------------------------------------------------------------------------------
Total Net Assets                                               $ 13,258,179     $  3,339,116     $    396,480
-------------------------------------------------------------------------------------------------------------

OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES)
Class A                                                             992,737          236,845           40,149
Class C                                                             174,763           37,401              N/A
-------------------------------------------------------------------------------------------------------------
Total                                                             1,167,500          274,246           40,149
-------------------------------------------------------------------------------------------------------------

NET ASSET VALUE - REDEMPTION PRICE PER SHARE
Class A                                                        $      11.36     $      12.18     $       9.88
Class C*                                                       $      11.32     $      12.13              N/A

MAXIMUM SALES CHARGE - CLASS A                                        5.75%            5.75%            5.75%

MAXIMUM OFFERING PRICE PER SHARE - CLASS A                     $      12.05     $      12.92     $      10.48
(net asset value - Class A/(100% - maximum sales charge)

*    Redemption price per shares varies based upon holding period.

See accompanying notes to financial statements.

                               DIAMOND HILL FUNDS
                            STATEMENTS OF OPERATIONS
                            For the six months ended
                           August 31, 2001 (Unaudited)

                                                                  FOCUS          SMALL CAP        LARGE CAP*
                                                                   FUND             FUND             FUND
INVESTMENT INCOME
Dividends                                                      $     59,655     $     11,492     $      1,020
Interest                                                             24,623            9,897              165
-------------------------------------------------------------------------------------------------------------
Total Investment Income                                              84,278           21,389            1,185
-------------------------------------------------------------------------------------------------------------

FUND EXPENSES
Investment management                                                66,351           13,784              489
Administration fees                                                  33,176            7,175              314
Distribution fees - Class A                                          15,700            3,542              175
Distribution and service fees - Class C                               6,021              752               --
Trustee fees                                                          1,334            1,333               --
-------------------------------------------------------------------------------------------------------------
Total Fund Expenses                                                 122,582           26,586              978
-------------------------------------------------------------------------------------------------------------
Trustee fees reimbursed by investment adviser                        (1,334)          (1,333)              --
-------------------------------------------------------------------------------------------------------------
Net Fund Expenses                                                   121,248           25,253              978
-------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                        (36,970)          (3,864)             207
-------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
Net realized gains (losses) from
investment transactions                                             719,443          144,813            1,356
Change in unrealized appreciation/depreciation
from investments                                                   (793,051)          78,551           (6,583)
-------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized
Gains (Losses) from Investments                                     (73,608)         223,364           (5,227)
-------------------------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                    ($110,578)    $    219,500          ($5,020)
-------------------------------------------------------------------------------------------------------------

*    Commenced operations on June 29, 2001.

See accompanying notes to financial statements.

                               DIAMOND HILL FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                            FOCUS                          SMALL CAP              LARGE CAP
                                                             FUND                            FUND                   FUND
                                                  For the Six     Period from     For the Six     Period from   Period from
                                                 Months Ended       6/30/00*     Months Ended      12/29/00*      6/29/01*
                                                    8/31/01       to 2/28/01        8/31/01       to 2/28/01     to 8/31/01
                                                  (unaudited)                     (unaudited)                    (unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
Net investment income (loss)                        ($36,970)        ($1,892)        ($3,864)   $      2,510   $        207
Net realized gains (losses) from
investment transactions                              719,443         188,544         144,813           3,796          1,356
Change in unrealized appreciation/
depreciation from investments                       (793,051)      1,045,781          78,551          32,137         (6,583)
---------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
from Operations                                     (110,578)      1,232,433         219,500          38,443         (5,020)
---------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO CLASS - A SHAREHOLDERS FROM
Net investment income                                     --          (2,467)             --              --             --
---------------------------------------------------------------------------------------------------------------------------
Net Decrease in Net Assets from Distributions             --          (2,467)             --              --             --
---------------------------------------------------------------------------------------------------------------------------

CAPITAL TRANSACTIONS**
Issued                                             6,180,923      13,181,646       2,862,341       1,638,702        401,500
Reinvested                                                --           2,467              --              --             --
Redeemed                                          (3,513,769)     (3,712,476)     (1,419,870)             --             --
---------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
from Capital Transactions                          2,667,154       9,471,637       1,442,471       1,638,702        401,500
---------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN
NET ASSETS                                         2,556,576      10,701,603       1,661,971       1,677,124        396,480
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS - BEGINNING OF PERIOD                  10,701,603              --       1,677,145              --             --
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS - END OF PERIOD                      $ 13,258,179    $ 10,701,603    $  3,339,116    $  1,677,145   $    396,480
---------------------------------------------------------------------------------------------------------------------------
**SHARE TRANSACTIONS
Issued                                               528,992       1,306,443         242,312         148,921         40,149
Reinvested                                                --             241              --              --             --
Redeemed                                            (297,263)       (370,913)       (116,987)             --             --
---------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in
Share Transactions                                   231,729         935,771         125,325         148,921         40,149
---------------------------------------------------------------------------------------------------------------------------

*    Commencement of operations.

See accompanying notes to financial statements.

                            DIAMOND HILL FOCUS FUND
                              FINANCIAL HIGHLIGHTS
                  For a share outstanding throughout the period

FOCUS FUND                                    Class A         Class C         Class A        Class C
                                              For the         For the         6/30/00*      2/13/01**
                                             Six Months      Six Months       through        through
                                            Ended 8/31/01   Ended 8/31/01     2/28/01        2/28/01
                                             (unaudited)     (unaudited)
NET ASSET VALUE - BEGINNING OF PERIOD         $    11.44     $    11.44     $    10.00     $    11.80

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                       (0.03)         (0.04)          0.00           0.00
Net realized and unrealized gain (loss)            (0.05)         (0.08)          1.44          (0.36)
-----------------------------------------------------------------------------------------------------
Total from Investment Operations                   (0.08)         (0.12)          1.44          (0.36)
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
NET ASSET VALUE - END OF PERIOD               $    11.36     $    11.32     $    11.44     $    11.44
-----------------------------------------------------------------------------------------------------

TOTAL RETURN (EXCLUDES SALES AND
REDEMPTION CHARGES AND ASSUMES
REINVESTMENT OF DISTRIBUTIONS)(1)                  (0.70%)        (1.05%)        14.43%         (3.05%)

RATIOS/SUPPLEMENTAL DATA
Net assets - end of period ($000)             $   11,280     $    1,978     $   10,352     $      349
Ratio of expenses to average net assets (2)         1.70%          2.42%          1.75%          2.50%
Ratio of net investment income (loss)
   to average net assets (2)                       (0.48%)        (1.17%)        (0.05%)         1.57%
Ratio of expenses to average net
   assets before reimbursement of fees (2)          1.72%          2.44%          1.85%          4.10%
Portfolio turnover rate (1)                        35.45%         35.45%         48.99%         48.99%

(1)  Not annualized for periods of less than one full year.
(2)  Annualized for periods of less than one full year.
* Commencement of operations. The fund did not open for investors until August 3, 2000. Highlights for the period from June 30 to August 2, 2000, relate only to the initial shareholder.
**   Commencement of operations.

See accompanying notes to financial statements.

                          DIAMOND HILL SMALL CAP FUND
                              FINANCIAL HIGHLIGHTS
                  For a share outstanding throughout the period

SMALL CAP FUND                                 Class A         Class C        Class A        Class C
                                             For the Six     For the Six     12/29/00*      2/20/01**
                                                Months         Months         through        through
                                            Ended 8/31/01   Ended 8/31/01     2/28/01        2/28/01
                                             (unaudited)     (unaudited)
NET ASSET VALUE - BEGINNING OF PERIOD         $    11.26     $    11.26     $    10.00     $    11.39

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                       (0.01)         (0.02)          0.02           0.00
Net realized and unrealized gain (loss)             0.93           0.89           1.24          (0.13)
-----------------------------------------------------------------------------------------------------
Total from Investment Operations                    0.92           0.87           1.26          (0.13)
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
NET ASSET VALUE - END OF PERIOD               $    12.18     $    12.13     $    11.26     $    11.26
-----------------------------------------------------------------------------------------------------

TOTAL RETURN (EXCLUDES SALES AND
REDEMPTION CHARGES AND ASSUMES
REINVESTMENT OF DISTRIBUTIONS)(1)                   8.17%          7.73%         12.60%         (1.14%)

RATIOS/SUPPLEMENTAL DATA
Net assets - end of period ($000)             $    2,885     $      454     $    1,657     $       20
Ratio of expenses to average net assets (2)         1.66%          2.32%          1.75%          2.50%
Ratio of net investment income (loss)
   to average net assets (2)                       (0.22%)        (0.99%)         2.71%          0.80%
Ratio of expenses to average net
   assets before reimbursement of fees (2)          1.75%          2.40%          2.94%          3.97%
Portfolio turnover rate (1)                        33.27%         33.27%          3.31%          3.31%

(1)  Not annualized for periods of less than one full year.
(2)  Annualized for periods of less than one full year.
* Commencement of operations. The fund did not open for investors until February 7, 2001. Highlights for the period from December 29, 2000, to February 6, 2001, relate only to the initial shareholder.
**   Commencement of operations.

See accompanying notes to financial statements.

                          DIAMOND HILL LARGE CAP FUND
                              FINANCIAL HIGHLIGHTS
                  For a share outstanding throughout the period

LARGE CAP FUND                                                         Class A
                                                                       6/29/01*
                                                                       through
                                                                       8/31/01
                                                                     (unaudited)

NET ASSET VALUE - BEGINNING OF PERIOD                                  $ 10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                                              0.01
Net realized and unrealized gain (loss)                                  (0.13)
--------------------------------------------------------------------------------
Total from Investment Operations                                         (0.12)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSET VALUE - END OF PERIOD                                        $  9.88
--------------------------------------------------------------------------------

TOTAL RETURN (EXCLUDES SALES AND
REDEMPTION CHARGES AND ASSUMES
REINVESTMENT OF DISTRIBUTIONS) (1)                                       (1.20%)

RATIOS/SUPPLEMENTAL DATA
Net assets - end of period ($000)                                      $   396
Ratio of expenses to average net assets (2)                               1.40%
Ratio of net investment income (loss) to
   average net assets (2)                                                 0.30%
Ratio of expenses to average net assets
   before reimbursements of fees (2)                                      1.40%
Portfolio turnover rate (1)                                               9.96%

(1) Not annualized for periods of less than one full year.
(2) Annualized for periods of less than one full year.
*  Commencement of operations.

See accompanying notes to financial statements.

                               DIAMOND HILL FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                           AUGUST 31, 2001 (UNAUDITED)

ORGANIZATION

The Diamond Hill Focus Fund, Diamond Hill Small Cap Fund, and Diamond Hill Large Cap Fund (each a "Fund" and collectively the "Funds") were organized as a series of the Diamond Hill Funds (formerly The BSG Funds) (the "Trust"). The Focus Fund is registered under the Investment Company Act of 1940 (the "Act") as a non-diversified, open-end management investment company, while the Small Cap Fund and the Large Cap Fund are registered under the Act as diversified, open-ended management investment companies. The Funds' investment objectives are to provide shareholders with long-term capital appreciation. The Focus Fund pursues its objective by investing in common stocks that the Fund's adviser believes are undervalued. The Fund normally focuses its investments in a core of 20 to 30 companies. The Small Cap Fund pursues its objective by investing in common stocks that the Fund's adviser believes are undervalued. The Fund normally invests at least 80% of its assets in small capitalization companies, defined as those companies with a market capitalization below $5 billion. The Large Cap Fund pursues its objective by investing in common stocks that the Fund's adviser believes are undervalued. The Fund normally invests at least 80% of its assets in large capitalization companies, defined as those companies with a market capitalization of $5 billion or more. The Funds offer two classes of shares (Class A and Class C). The Class A shares are subject to initial sales charges imposed at the time of purchase and certain redemptions of Class C shares made within two years of purchase are subject to contingent deferred sales charges, in accordance with the Funds' prospectus. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Security valuation - Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its highest bid price on such exchanges, or at the highest bid price in the over-the-counter market except when, in the investment adviser's opinion, the highest bid price does not accurately reflect the current value of the security. Securities for which market quotations are not readily available, or when the investment adviser determines the highest bid price does not accurately reflect the current value, or when restricted securities are being valued, are valued as determined in good faith by the investment adviser, subject to review by the Board of Trustees (the "Board") of the Trust.

Fixed-income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by an independent pricing service which uses prices based upon yields or prices of comparable securities, indications as to values from dealers, and general market conditions, when the investment adviser believes such prices accurately reflect the fair market value of the security.

Short-term investments in fixed-income securities with maturities of less than sixty days when acquired, or which subsequently are within sixty days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Repurchase agreements - In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, at fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

Federal income taxes - Each Fund's policy is to continue to comply with the requirements of the Internal Revenue Code that is applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and any net realized capital gain to its shareholders. Therefore, no federal income tax provision is required.

Distributions to shareholders - The Funds will declare and pay, if any, all net investment income, net long-term and net short-term capital gains on an annual basis. Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. Those differences are primarily due to differing treatments for net operating losses and deferral of wash sale losses. GAAP requires that permanent financial reporting tax differences relating to shareholder distributions be reclassified as short-term capital gains.

Other - The Funds record security transactions based on a trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities.

CAPITAL SHARE TRANSACTIONS

Each Fund is authorized to issue an unlimited number of shares without par value. Transactions in capital shares were as follows for the year ended February 28, 2001, and six months ended August 31, 2001:

                                    Shares                     Amount
                           February 28,  August 31,  February 28,    August 31,
                               2001         2001         2001           2001
FOCUS FUND - CLASS A
--------------------------------------------------------------------------------
Issued                      1,275,897     380,223   $ 12,826,547   $  4,436,237
--------------------------------------------------------------------------------
Reinvested                        241          --          2,467             --
--------------------------------------------------------------------------------
Redeemed                     (370,913)   (292,711)    (3,712,476)    (3,460,748)
--------------------------------------------------------------------------------
Net Increase (Decrease)       905,225      87,512      9,116,538        975,489
--------------------------------------------------------------------------------
FOCUS FUND - CLASS C
--------------------------------------------------------------------------------
Issued                         30,546     148,769        355,099      1,744,686
--------------------------------------------------------------------------------
Redeemed                           --      (4,552)            --        (53,021)
--------------------------------------------------------------------------------
Net Increase (Decrease)        30,546     144,217        355,099      1,691,665
--------------------------------------------------------------------------------
SMALL CAP FUND - CLASS A
--------------------------------------------------------------------------------
Issued                        147,151     205,879      1,618,702      2,410,278
--------------------------------------------------------------------------------
Redeemed                           --    (116,185)            --     (1,409,728)
--------------------------------------------------------------------------------
Net Increase (Decrease)       147,151      89,694      1,618,702      1,000,550
--------------------------------------------------------------------------------
SMALL CAP FUND - CLASS C
--------------------------------------------------------------------------------
Issued                          1,770      36,433         20,000        452,063
--------------------------------------------------------------------------------
Redeemed                           --        (802)            --        (10,142)
--------------------------------------------------------------------------------
Net Increase (Decrease)         1,770      35,631         20,000        441,921
--------------------------------------------------------------------------------
LARGE CAP FUND - CLASS A
--------------------------------------------------------------------------------
Issued                             --      40,149             --        401,500
--------------------------------------------------------------------------------
Net Increase (Decrease)            --      40,149             --        401,500
--------------------------------------------------------------------------------

INVESTMENT TRANSACTIONS

For the six months ended August 31, 2001, purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) were as follows:

                                      Purchases                    Sales
--------------------------------------------------------------------------------
Focus Fund                           $7,777,263                  $4,290,310
--------------------------------------------------------------------------------
Small Cap Fund                        2,177,797                     778,652
--------------------------------------------------------------------------------
Large Cap Fund                          403,898                      36,274
--------------------------------------------------------------------------------

The U.S. Federal income tax basis of the Funds' investments may differ from cost for financial reporting purposes. These differences are due to losses recognized for financial reporting purposes in excess of U.S. Federal income tax reporting. As of August 31, 2001, the aggregate total cost of investments for U.S. Federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) were as follows:

                  Cost basis of    Unrealized       Unrealized    Net unrealized
                   investments    appreciation     depreciation    appreciation
                                                                  (depreciation)
--------------------------------------------------------------------------------
Focus Fund         $12,976,049     $ 1,079,201     ($  828,113)     $   251,088
--------------------------------------------------------------------------------
Small Cap Fund       3,198,344         315,560        (204,872)         110,688
--------------------------------------------------------------------------------
Large Cap Fund         402,912           8,855         (15,438)          (6,583)
--------------------------------------------------------------------------------

INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Each Fund receives investment management and advisory services from Diamond Hill Capital Management, Inc. (formerly Heartland Advisory Group, Inc.) (the "Adviser") under a management agreement that provides for fees to be paid at an annual rate of 0.90%, 0.80%, and 0.70% of the Funds' average daily net assets for the Focus Fund, Small Cap Fund, and Large Cap Fund, respectively. Prior to July 2, 2001 all Funds paid the Adviser at an annual rate of 1.00% of the Funds' average daily net assets. After the initial two years, this advisory agreement is subject to an annual approval by the Board. In addition, each Fund has entered into an administration agreement with the Adviser whereby the Adviser is paid a fee at an annual rate of 0.45% of the Funds' average daily net assets. Prior to July 2, 2001 the Adviser was paid at an annual rate of 0.50% of the Funds' average daily net assets. These administration fees are used to pay most of the Funds' operating expenses except distribution, shareholder servicing, brokerage, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses. The Adviser has made an irrevocable commitment to reimburse each Fund's trustee expenses through June 30, 2003. For the six months ended August 31, 2001, the Adviser reimbursed $1,334, $1,333 and $0 of trustee expenses on behalf of the Focus Fund, Small Cap Fund, and Large Cap Fund, respectively. For this same time period, the Adviser paid all fees and expenses relating to non-interested person trustees, and will not seek reimbursement from the Funds.

The Adviser and Diamond Hill Securities, Inc. (formerly Banc Stock Financial Services, Inc.) ("DHSI") a full service NASD Broker-Dealer and Registered Investment Adviser, are both subsidiaries of The Banc Stock Group, Inc. DHSI received $30,646, during the six months ended August 31, 2001, from brokerage fees on executions of purchases and sales of the Funds' portfolio investments.

Pursuant to rule 12b-1 of the Act, each Fund has entered into distribution plans (the "Plans") with Diamond Hill Securities, Inc., formerly known as Banc Stock Financial Services, Inc., (the "Distributor"). Under the Plans, Class A shares pay quarterly a distribution fee at an annual rate of 0.25% of Class A average daily net assets. Class C shares pay quarterly a distribution and shareholder servicing fee at an annual rate of 0.75% and 0.25%, respectively, of Class C average daily net assets. These fees, which totaled $12,321 for the six months ended August 31, 2001, compensate the Distributor for the services it provides and for expenses borne by the Distributor under the Plans.

For the six months ended August 31, 2001, the Distributor received $12,192 in sales commissions from the sales of the Funds' Class A shares. The Distributor also received $949 of contingent deferred sales charges relating to redemptions of Class C shares.

The Funds have an agreement with Mutual Funds Service Co. to provide transfer agent, fund accounting and administrative services. The services to be provided under the agreement include day-to-day administration of matters related to the corporate existence of the Funds (other than rendering investment advice), maintenance of records, preparation of reports, supervision of the Funds' arrangement with the custodian and assistance in the preparation of the Funds' registration statement under federal and state laws.

The beneficial ownership, either directly or indirectly, of more than 25% of the voting shares of a fund creates a presumption of control of a fund, under
Section 2(a)(9) of the Act. As of August 31, 2001, the Adviser owned of record, in aggregate, 100% of the Large Cap Fund.